Exhibit 99.1

Servicer’s Certificate

for the Collection Period January 01, 2025 through January 31, 2025 for Payment Date of February 18, 2025

Toyota Auto Receivables 2023-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	34	Actual/360 Days	34

Class	Initial Principal Balance	Final Scheduled Payment Date	Beginning Principal Balance	Beginning Principal Factor	First Priority Principal Distribution Amount	Second Priority Principal Distribution Amount	Regular Principal Distribution Amount	Ending Principal Balance	Ending Principal Factor

A-1	$305,000,000.00	8/15/24	$0.00	0.0000000	$0.00	$0.00	$0.00	$0.00	0.0000000
A-2a	$405,026,000.00	8/17/26	$106,454,302.98	0.2628333	$0.00	$14,887,872.93	$9,265,559.69	$82,300,870.36	0.2031990
A-2b	$189,474,000.00	8/17/26	$49,800,068.64	0.2628333	$0.00	$6,964,651.25	$4,334,493.72	$38,500,923.67	0.2031990
A-3	$527,500,000.00	4/17/28	$527,500,000.00	1.0000000	$0.00	$0.00	$0.00	$527,500,000.00	1.0000000
A-4	$133,000,000.00	2/15/29	$133,000,000.00	1.0000000	$0.00	$0.00	$0.00	$133,000,000.00	1.0000000
B	$40,000,000.00	3/15/30	$40,000,000.00	1.0000000	$0.00	$0.00	$0.00	$40,000,000.00	1.0000000

Total	$1,600,000,000.00		$856,754,371.62		$0.00	$21,852,524.18	$13,600,053.41	$821,301,794.03	0.5133136

Class	Interest Rate	Interest Distributable Amount	Prior Interest Carryover	Interest Distribution Amount	Current Interest Carryover	Total Principal & Interest Distribution

A-1	5.60400%	$0.00	$0.00	$0.00	$0.00	$0.00
A-2a	5.60000%	$496,786.75	$0.00	$496,786.75	$0.00	$24,650,219.37
A-2b	4.80654%	$226,067.91	$0.00	$226,067.91	$0.00	$11,525,212.88
A-3	5.16000%	$2,268,250.00	$0.00	$2,268,250.00	$0.00	$2,268,250.00
A-4	5.01000%	$555,275.00	$0.00	$555,275.00	$0.00	$555,275.00
B		$0.00	$0.00	$0.00	$0.00	$0.00

Total		$3,546,379.66	$0.00	$3,546,379.66	$0.00	$38,998,957.25

 Credit Enhancement

Reserve Account		Yield Supplement Overcollateralization Amount

Initial Deposit Amount	$4,000,015.71	Beginning Period Amount	$68,578,992.59
Specified Reserve Account Amount	$4,000,015.71	Increase/(Decrease)	$(4,377,879.43)
Beginning Balance	$4,000,015.71	Ending Period Amount	$64,201,113.16
Withdrawals	$0.00
Amount Available for Deposit	$17,198,510.58	Overcollateralization
Amount Deposited to the Reserve Account	$0.00	Adjusted Pool Balance	$834,901,847.44
Reserve Account Balance Prior to Release	$4,000,015.71	Total Note Balance	$821,301,794.03
Reserve Account Required Amount	$4,000,015.71	Ending Overcollateralization Amount	$13,600,053.41
Reserve Account Release to Seller	$0.00	Overcollateralization Target Amount	$13,600,053.41
Ending Reserve Account Balance	$4,000,015.71

Servicer’s Certificate

for the Collection Period January 01, 2025 through January 31, 2025 for Payment Date of February 18, 2025

Toyota Auto Receivables 2023-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	34	Actual/360 Days	34

 Liquidations of Charge-offs and Repossessions

	$		$		$		$		$
			Cumulative

	Current Period Only		Current Period		Prior Period		Two Periods Prior		Three Periods Prior

Number of Liquidated Receivables		37		590		553		519		487
Gross Principal of Liquidated Receivables		$858,134.39		$16,394,356.12		$15,536,221.73		$14,650,882.59		$13,872,317.93
Principal of Repurchased Contracts, previously charged-off		$0.00		$(54,181.10)		$(54,181.10)		$(7,508.98)		$(7,508.98)
Net Liquidation Proceeds Received During the Collection Period		$(76,280.61)		$(1,634,757.65)		$(1,558,477.04)		$(1,493,126.56)		$(1,364,844.37)
Recoveries on Previously Liquidated Contracts		$(511,670.73)		$(6,313,268.07)		$(5,801,597.34)		$(5,357,437.79)		$(4,741,932.72)

Net Credit Losses		$270,183.05		$8,392,149.30		$8,121,966.25		$7,792,809.26		$7,758,031.86
Charge-off Rate (Number of Liquidated Receivables / Initial number of accounts in the pool)				0.89753%		0.84124%		0.78952%		0.74084%
Number of Accounts with Liquidation Proceeds or Recoveries				552		511		471		438
Ratio of Aggregate Net Losses to Average Portfolio Balance				0.64588%		0.61457%		0.57979%		0.56760%
Number of Assets Experiencing a Net Loss				545		512		481		457
Net Credit Losses for Assets Experiencing a Loss				$8,409,000.44		$8,138,447.77		$7,808,735.50		$7,765,056.04
Average Net Loss on all assets that have Experienced a Net Loss				$15,429.36		$15,895.41		$16,234.38		$16,991.37
Cumulative Net Loss Ratio				0.47102%		0.45586%		0.43739%		0.43543%
Repossessed in Current Period		13 vehicles

 Pool Data

	$		$		$		$
	Original		Prior Month		Current Month

Receivables Pool Balance		$1,781,678,265.26		$938,933,417.62		$899,102,960.60
Number of Contracts		65,736		48,665		47,793
Weighted Average APR		4.64%		4.74%		4.74%
Weighted Average Remaining Term (Months)		55.40		39.01		38.11

Servicer’s Certificate

for the Collection Period January 01, 2025 through January 31, 2025 for Payment Date of February 18, 2025

Toyota Auto Receivables 2023-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	34	Actual/360 Days	34

 Collections

Principal Payments Received	$27,092,426.47
Prepayments in Full	$11,879,896.16
Interest Payments Received	$3,819,584.96
Aggregate Net Liquidation Proceeds	$587,951.34
Interest on Repurchased Contracts	$0.00

Total Collections	$43,379,858.93
Principal of Repurchased Contracts	$0.00
Principal of Repurchased Contracts, prev charged-off	$0.00
Adjustment on Repurchased Contracts	$0.00

Total Repurchased Amount	$0.00

Total Available Collections	$43,379,858.93

 Distributions

	Calculated Amount	Amount Paid	Shortfall

Servicing Fee	$782,444.51	$782,444.51	$0.00
Trustee and Other Fees/Expenses (capped at $300,000.00 per calendar year)
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00
Interest - Class A-2a Notes	$496,786.75	$496,786.75	$0.00
Interest - Class A-2b Notes	$226,067.91	$226,067.91	$0.00
Interest - Class A-3 Notes	$2,268,250.00	$2,268,250.00	$0.00
Interest - Class A-4 Notes	$555,275.00	$555,275.00	$0.00
First Priority Principal Distribution Amount	$0.00	$0.00	$0.00
Interest - Class B Notes	$0.00	$0.00	$0.00
Second Priority Principal Distribution Amount	$21,852,524.18	$21,852,524.18	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$13,600,053.41	$13,600,053.41	$0.00
Additional Trustee and Other Fees/Expenses
Indenture Trustee	$0.00	$0.00	$0.00
Owner Trustee	$0.00	$0.00	$0.00
Asset Representations Reviewer	$0.00	$0.00	$0.00
Excess Amounts to the Certificateholder	$3,598,457.17	$3,598,457.17	N/A

Servicer’s Certificate

for the Collection Period January 01, 2025 through January 31, 2025 for Payment Date of February 18, 2025

Toyota Auto Receivables 2023-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

Collection Period	31	30/360 Days	30
Interest Accrual Period	34	Actual/360 Days	34

 Noteholder Distributions

	Interest Distributed	Per $1000 of Original Balance	Principal Distributed	Per $1000 of Original Balance	Amount Distributed	Per $1000 of Original Balance

Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$496,786.75	$1.23	$24,153,432.62	$59.63	$24,650,219.37	$60.86
Class A-2b Notes	$226,067.91	$1.19	$11,299,144.97	$59.63	$11,525,212.88	$60.82
Class A-3 Notes	$2,268,250.00	$4.30	$0.00	$0.00	$2,268,250.00	$4.30
Class A-4 Notes	$555,275.00	$4.18	$0.00	$0.00	$555,275.00	$4.18
Class B Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

 Delinquent and Repossessed Contracts

	$		$		$		$

	Percentage of Current Month Number of Contracts		Units		Percentage of Current Month Receivables Pool Balance		Balance

30-59 Days Delinquent		0.91%		436		1.24%		$11,163,871.63
60-89 Days Delinquent		0.25%		119		0.34%		$3,051,703.46
90-119 Days Delinquent		0.09%		45		0.12%		$1,053,421.62
120 or more Days Delinquent		0.00%		0		0.00%		$0.00

Total Delinquencies		1.25%		600		1.70%		$15,268,996.71

Total Delinquencies - Prior Period		1.30%				1.72%
Total Delinquencies - Two Months Prior		1.31%				1.75%
Total Delinquencies - Three Months Prior		1.30%				1.72%

Receivables Pool Balance		$899,102,960.60
60-Day Delinquency Percentage		0.46%
Delinquency Trigger Percentage		4.65%
Has a Delinquency Trigger occurred in this Collection Period?		No

Repossessed Vehicle Inventory*	13 vehicles
* Included with Delinquencies Above

Servicer’s Certificate

for the Collection Period January 01, 2025 through January 31, 2025 for Payment Date of February 18, 2025

Toyota Auto Receivables 2023-C Owner Trust

Toyota Auto Finance Receivables, LLC

SELLER

Toyota Motor Credit Corporation

SERVICER

I hereby certify to the best of my knowledge that the report provided is true and correct.

/s/ Stephen Bishop
Name:	Stephen Bishop
Title:	General Manager - Treasury